Capital risk management and fair value measurements (Tables)	3 Months Ended
Mar. 31, 2026
Capital risk management and fair value measurements
Schedule of fair value estimation

	At March 31, 2026		At December 31, 2025
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	$'m	$'m	$'m	$'m

Financial liabilities
Borrowings (note 15)	3,241.6	3,260.6	3,234.4	3,312.7